UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  201-830-8894

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (94.7%)
	Basic Materials (5.2%)
$ 180	Agrium, Inc. (Canada)	3.50%	06/01/23	$173,503
326	Allegheny Technologies, Inc.	4.25	06/01/14	337,002
535	ArcelorMittal (Luxembourg)	10.35	06/01/19	635,312
EUR 696	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	190,336
$ 1,165	CF Industries, Inc.	6.875	05/01/18	1,371,148
375	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	363,750
420	Freeport-McMoRan Copper & Gold, Inc. (a)	2.375	03/15/18	399,891
350	Freeport-McMoRan Copper & Gold, Inc. (a)	3.875	03/15/23	317,407
315	Georgia-Pacific LLC	7.75	11/15/29	407,192
435	Georgia-Pacific LLC	8.875	05/15/31	609,217
865	Goldcorp, Inc. (Canada)	3.70	03/15/23	767,499
375	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	392,072
460	Kinross Gold Corp. (Canada)	5.125	09/01/21	445,420
855	MeadWestvaco Corp.	7.375	09/01/19	1,012,790
550	NewMarket Corp.	4.10	12/15/22	533,897
334	United States Steel Corp.	4.00	05/15/14	343,185
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	498,569

				8,798,190

	Communications (12.5%)
380	AT&T, Inc.	6.30	01/15/38	423,852
525	British Sky Broadcasting Group PLC (United Kingdom) (a)	3.125	11/26/22	491,920
245	Cablevision Systems Corp.	7.75	04/15/18	264,600
675	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	637,770
770	CenturyLink, Inc.	5.80	03/15/22	764,225
210	CenturyLink, Inc., Series Q	6.15	09/15/19	219,450
480	Comcast Corp.	6.40	05/15/38	574,845
170	CSC Holdings LLC	6.75	11/15/21	184,025
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,314,273
1,450	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,395,400
425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	441,493
375	Discovery Communications LLC	3.25	04/01/23	352,375
350	MDC Partners, Inc. (Canada) (a)	6.75	04/01/20	350,875
505	MetroPCS Wireless, Inc. (a)	6.25	04/01/21	515,731
865	NBC Universal Media LLC	4.375	04/01/21	934,611
475	News America, Inc.	6.15	02/15/41	529,316
670	News America, Inc.	6.40	12/15/35	750,714
905	Omnicom Group, Inc.	3.625	05/01/22	874,483
230	Priceline.com, Inc.	1.00	03/15/18	268,525
900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	821,250
875	Qwest Corp.	6.875	09/15/33	850,937
350	RF Micro Devices, Inc.	1.00	04/15/14	358,312
300	Rogers Communications, Inc. (Canada)	4.50	03/15/43	274,215
585	Telecom Italia Capital SA (Italy)	7.175	06/18/19	653,963
325	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	318,407
1,175	Telefonica Europe BV (Spain)	8.25	09/15/30	1,414,100
440	Time Warner Cable, Inc.	4.50	09/15/42	342,440
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,509,488
1,565	Time Warner, Inc.	7.70	05/01/32	1,995,223
450	WPP Finance 2010 (United Kingdom)	3.625	09/07/22	425,403

				21,252,221

	Consumer, Cyclical (6.1%)
425	American Airlines 2013-1 Class A Pass-Through Trust (a)	4.00	07/15/25	401,625
825	Best Buy Co., Inc.	3.75	03/15/16	827,062

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

$ 700	British Airways PLC (United Kingdom) (a)(b)	4.625%	06/20/24	$701,309
630	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	690,637
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	766,039
400	Exide Technologies (c)(d)	8.625	02/01/18	248,000
985	Gap, Inc. (The)	5.95	04/12/21	1,091,150
575	Glencore Funding LLC (a)	2.50	01/15/19	520,867
326	Iconix Brand Group, Inc.	2.50	06/01/16	369,195
334	International Game Technology	3.25	05/01/14	356,545
365	Macy’s Retail Holdings, Inc.	3.875	01/15/22	366,597
600	QVC, Inc. (a)	4.375	03/15/23	560,746
275	US Airways 2013-1 Class A Pass-Through Trust	3.95	11/15/25	264,688
495	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	503,602
745	Wesfarmers Ltd. (Australia) (a)	1.874	03/20/18	732,485
405	WMG Acquisition Corp. (a)	6.00	01/15/21	414,112
665	Wyndham Worldwide Corp.	4.25	03/01/22	648,805
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375	03/15/22	609,000
300	Yum! Brands, Inc.	6.875	11/15/37	359,916

				10,432,380

	Consumer, Non-Cyclical (11.5%)
1,350	AbbVie, Inc. (a)	2.90	11/06/22	1,264,985
900	Actavis, Inc.	3.25	10/01/22	840,718
715	Aetna, Inc.	2.75	11/15/22	659,843
400	Albea Beauty Holdings SA (a)	8.375	11/01/19	394,000
485	Altria Group, Inc.	10.20	02/06/39	732,090
1,601	Amgen, Inc.	5.15	11/15/41	1,600,416
340	ARAMARK Corp. (a)	5.75	03/15/20	349,350
1,055	Boston Scientific Corp.	6.00	01/15/20	1,195,765
270	BRF SA (Brazil) (a)	3.95	05/22/23	238,275
565	ConAgra Foods, Inc.	3.20	01/25/23	541,392
525	ConAgra Foods, Inc.	4.65	01/25/43	488,204
350	ESAL GmbH (Brazil) (a)	6.25	02/05/23	321,300
780	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	773,515
590	Express Scripts Holding Co.	2.65	02/15/17	601,286
410	Express Scripts Holding Co.	3.90	02/15/22	415,892
176	Jarden Corp. (a)	1.875	09/15/18	198,550
829	Kraft Foods Group, Inc.	5.375	02/10/20	936,407
425	Kraft Foods Group, Inc.	6.50	02/09/40	508,828
585	Kraft Foods Group, Inc.	6.875	01/26/39	712,037
760	Life Technologies Corp.	6.00	03/01/20	857,383
700	Mallinckrodt International Finance SA (a)	4.75	04/15/23	668,105
756	Mondelez International, Inc.	5.375	02/10/20	849,163
315	PHH Corp.	4.00	09/01/14	334,687
445	RR Donnelley & Sons Co.	7.875	03/15/21	456,125
470	SABMiller Holdings, Inc. (a)	3.75	01/15/22	479,182
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	304,437
335	Salix Pharmaceuticals Ltd.	1.50	03/15/19	401,372
585	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	630,337
305	Teva Pharmaceutical Finance Co. BV (Israel)	2.95	12/18/22	286,340
550	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	551,035
675	Verisk Analytics, Inc.	5.80	05/01/21	746,219
261	WellPoint, Inc. (a)	2.75	10/15/42	326,250

				19,663,488

	Energy (11.9%)
155	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	144,538
600	Anadarko Petroleum Corp.	6.20	03/15/40	675,501
675	Buckeye Partners LP	4.15	07/01/23	658,065
650	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	728,446
250	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	258,281
425	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	513,563

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

$ 400	Cimarex Energy Co.	5.875%		05/01/22		$416,000
125	Continental Resources, Inc. (a)	4.50		04/15/23		121,719
400	Continental Resources, Inc.	7.125		04/01/21		442,000
600	DCP Midstream Operating LP	3.875		03/15/23		563,848
1,075	Energy Transfer Partners LP	3.60		02/01/23		1,008,083
350	Enterprise Products Operating LLC	5.20		09/01/20		392,250
1,400	Enterprise Products Operating LLC	5.95		02/01/41		1,530,614
370	FMC Technologies, Inc.	3.45		10/01/22		355,128
200	Hess Corp.	6.00		01/15/40		213,517
315	Hess Corp.	7.125		03/15/33		371,343
250	Kinder Morgan Energy Partners LP	3.50		09/01/23		234,781
875	Kinder Morgan Energy Partners LP	5.00		03/01/43		828,153
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		423,221
200	Lukoil International Finance BV (Russia)	2.625		06/16/15		214,900
150	Marathon Petroleum Corp.	5.125		03/01/21		165,684
400	Marathon Petroleum Corp.	6.50		03/01/41		458,386
515	Murphy Oil Corp.	3.70		12/01/22		478,659
500	Nexen, Inc. (Canada)	6.40		05/15/37		545,164
550	ONEOK Partners LP	6.125		02/01/41		569,626
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,108,741
1,050	Phillips 66	4.30		04/01/22		1,086,860
750	Pioneer Natural Resources Co.	3.95		07/15/22		741,947
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,272,807
309	Sinopec Group Overseas Development 2012 Ltd. (China) (a)	2.75		05/17/17		311,434
150	Tesoro Corp.	5.375		10/01/22		152,625
1,100	Valero Energy Corp.	6.125		02/01/20		1,280,014
1,350	Weatherford International Ltd.	4.50		04/15/22		1,337,056
600	Williams Partners LP	6.30		04/15/40		631,037

						20,233,991

	Finance (33.5%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16		275,299
$ 315	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21		329,111
260	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17		277,846
790	Aegon N.V. (Netherlands)	4.625		12/01/15		851,808
231	Affiliated Managers Group, Inc.	3.95		08/15/38		297,701
500	Alexandria Real Estate Equities, Inc.	3.90		06/15/23		478,330
400	Alexandria Real Estate Equities, Inc.	4.60		04/01/22		408,364
325	American Campus Communities Operating Partnership LP	3.75		04/15/23		312,505
1,290	American Financial Group, Inc.	9.875		06/15/19		1,670,453
2,315	American International Group, Inc.	6.40		12/15/20		2,688,731
550	American International Group, Inc.	8.25		08/15/18		683,550
1,050	American Tower Corp.	3.50		01/31/23		963,375
165	Ares Capital Corp.	5.75		02/01/16		180,881
800	Banco de Credito del Peru (Peru) (a)	6.125	(e)	04/24/27		814,000
1,450	Bank of America Corp.	5.70		01/24/22		1,612,325
1,450	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		1,574,607
775	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21		817,625
200	Billion Express Investments Ltd. (China)	0.75		10/18/15		202,150
785	BNP Paribas SA (France)	5.00		01/15/21		835,969
185	Boston Properties LP	3.80		02/01/24		182,089
360	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		395,924
1,200	Capital One Bank, USA NA	3.375		02/15/23		1,136,599
640	CIT Group, Inc.	5.00		05/15/17		656,800
1,290	Citigroup, Inc. (f)	4.05		07/30/22		1,242,147
740	Citigroup, Inc. (f)	8.50		05/22/19		933,542
1,385	CNA Financial Corp.	7.35		11/15/19		1,679,166
475	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22		455,104
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	06/30/19	(g)	193,572

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

$ 815	Credit Suisse (Switzerland)	5.40%		01/14/20	$884,225
685	Deutsche Bank AG (Germany)	4.296	(e)	05/24/28	633,733
575	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21	617,545
320	Discover Bank	7.00		04/15/20	373,964
420	Discover Financial Services	3.85		11/21/22	395,179
230	ERP Operating LP	4.625		12/15/21	244,045
205	Farmers Exchange Capital (a)	7.05		07/15/28	239,785
450	Ford Motor Credit Co., LLC	5.00		05/15/18	481,016
2,860	Ford Motor Credit Co., LLC	5.875		08/02/21	3,123,169
355	General Electric Capital Corp.	5.30		02/11/21	390,039
760	Genworth Financial, Inc.	7.70		06/15/20	873,036
880	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	864,937
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,536,029
1,100	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,239,602
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	351,173
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,384,406
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	845,750
400	Healthcare Trust of America Holdings LP (a)	3.70		04/15/23	376,286
475	Host Hotels & Resorts LP, Series D	3.75		10/15/23	436,554
430	HSBC Finance Corp.	6.676		01/15/21	476,097
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	200,165
400	ING US, Inc. (a)	5.65	(e)	05/15/53	377,000
910	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	874,687
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	302,250
675	JPMorgan Chase & Co.	3.375		05/01/23	629,825
900	Kerry Group Financial Services (Ireland) (a)	3.20		04/09/23	831,659
525	Kilroy Realty LP	3.80		01/15/23	492,747
425	Lincoln National Corp.	7.00		06/15/40	530,013
365	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	386,797
380	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	395,116
675	Markel Corp.	3.625		03/30/23	644,016
325	Merrill Lynch & Co., Inc.	7.75		05/14/38	372,861
305	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	351,397
500	Metlife Capital Trust IV (a)	7.875		12/15/37	597,954
600	National Retail Properties, Inc.	3.30		04/15/23	543,353
750	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	837,221
800	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	873,663
450	Piedmont Operating Partnership LP (a)	3.40		06/01/23	410,631
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	251,618
980	Post Apartment Homes LP	3.375		12/01/22	917,421
895	Principal Financial Group, Inc.	1.85		11/15/17	879,900
850	Protective Life Corp.	7.375		10/15/19	1,031,195
790	Prudential Financial, Inc.	5.625	(e)	06/15/43	776,175
285	Prudential Financial, Inc., MTN	6.625		12/01/37	339,354
575	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	608,113
550	Realty Income Corp.	3.25		10/15/22	504,044
895	Royal Bank of Scotland Group PLC (United Kingdom)	6.125		12/15/22	854,647
180	Santander Holdings USA, Inc.	3.00		09/24/15	184,659
375	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	395,854
600	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	605,842
320	SLM Corp., MTN	8.00		03/25/20	347,600
495	Standard Chartered PLC (United Kingdom) (a)	3.95		01/11/23	461,368
610	Turkiye Is Bankasi (Turkey) (a)	3.75		10/10/18	574,925
250	Wachovia Bank NA	6.60		01/15/38	306,500
525	Weingarten Realty Investors	3.375		10/15/22	482,326

					57,089,039

	Industrials (6.4%)
700	Agilent Technologies, Inc.	3.875		07/15/23	677,417
470	Anixter, Inc.	5.625		05/01/19	488,800
710	Ball Corp.	4.00		11/15/23	659,412
560	Bemis Co., Inc.	4.50		10/15/21	575,454

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

$ 325	Bombardier, Inc. (Canada) (a)	7.75%		03/15/20	$362,375
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	853,156
895	CRH America, Inc. (Ireland)	6.00		09/30/16	1,008,621
460	CRH America, Inc.	8.125		07/15/18	560,297
640	Eaton Corp. (a)	2.75		11/02/22	599,947
217	General Cable Corp.	4.50	(h)	11/15/29	240,056
810	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	866,323
430	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	480,777
470	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda) (a)	4.25		06/15/23	467,988
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	628,057
650	L-3 Communications Corp.	4.95		02/15/21	687,406
425	Lafarge SA (France) (a)	6.20		07/09/15	454,750
490	MasTec, Inc.	4.875		03/15/23	466,725
120	Sonoco Products Co.	4.375		11/01/21	123,052
170	Trinity Industries, Inc.	3.875		06/01/36	200,175
475	Waste Management, Inc.	2.90		09/15/22	437,405

					10,838,193

	Technology (2.3%)
321	CACI International, Inc.	2.125		05/01/14	385,200
715	Hewlett-Packard Co.	4.65		12/09/21	716,302
725	Intel Corp.	2.70		12/15/22	678,485
164	Intel Corp.	2.95		12/15/35	178,863
179	Lam Research Corp.	1.25		05/15/18	199,473
400	NetApp, Inc.	2.00		12/15/17	390,012
313	Nuance Communications, Inc.	2.75		11/01/31	323,955
295	Salesforce.com, Inc. (a)	0.25		04/01/18	281,172
242	SanDisk Corp.	1.50		08/15/17	323,826
348	Take-Two Interactive Software, Inc.	1.75		12/01/16	383,888

					3,861,176

	Utilities (5.3%)
325	Appalachian Power Co.	7.00		04/01/38	400,014
290	CEZ AS (Czech Republic) (a)	4.25		04/03/22	289,217
295	CMS Energy Corp.	5.05		03/15/22	319,283
170	CMS Energy Corp.	6.25		02/01/20	197,758
800	Duke Energy Corp.	2.10		06/15/18	795,978
525	EDP Finance BV (Portugal) (a)	4.90		10/01/19	518,437
575	Enel Finance International N.V. (Italy) (a)	5.125		10/07/19	597,953
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	341,926
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,438,676
500	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00		09/11/19	526,499
1,000	PPL WEM Holdings PLC (a)	3.90		05/01/16	1,045,796
540	Puget Energy, Inc.	6.50		12/15/20	605,708
124	Toledo Edison Co. (The)	7.25		05/01/20	153,689
845	TransAlta Corp. (Canada)	4.50		11/15/22	807,372

					9,038,306

	Total Corporate Bonds (Cost $158,642,117)				161,206,984

	Asset-Backed Securities (1.4%)
	CVS Pass-Through Trust
1,238	……………………………	6.036		12/10/28	1,399,769
764	(a)……………………………	8.353		07/10/31	980,904

	Total Asset-Backed Securities (Cost $2,013,817)				2,380,673

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

NUMBER OF SHARES

	Convertible Preferred Stocks (1.0%)
	Automobiles (0.2%)
8,249	General Motors Co., Series B			$397,272

	Diversified Financial Services (0.2%)
250	Bank of America Corp., Series L			277,625

	Electric Utilities (0.5%)
6,450	NextEra Energy, Inc.			391,838
6,700	PPL Corp.			361,934

				753,772

	Oil, Gas & Consumable Fuels (0.1%)
5,076	Apache Corp., Series D			242,328

	Total Convertible Preferred Stocks (Cost $1,569,629)			1,670,997

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE

	Short-Term Investments (0.3%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$ 250	(i)(j)……………………………	0.037%	08/08/13	249,990
347	(i)(j)……………………………	0.121	08/08/13	346,954

	Total Short-Term Investments (Cost $596,947)			596,944

	Total Investments (Cost $162,822,510) (k)(l)		97.4%	165,855,598
	Other Assets in Excess of Liabilities		2.6	4,357,217

	Net Assets		100.0%	$170,212,815

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.
(f)	For the nine months ended June 30, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $1,319,000 and $654,000, respectively, including net realized gains of $26,000.
(g)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2013.
(h)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(i)	Rate shown is the yield to maturity at June 30, 2013.
(j)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(k)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at June 30, 2013:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Wells Fargo Bank	$	479,061	EUR	368,282	07/05/13	$319
HSBC Bank PLC	EUR	368,282	$	477,677	07/05/13	(1,703)
Wells Fargo Bank	EUR	368,282	$	479,122	08/07/13	(322)

	Net Unrealized Depreciation					$(1,706)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

Futures Contracts Open at June 30, 2013:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
123	Long	U.S. Treasury 2 yr. Note, Sep-13	$27,060,000	$(23,063)
133	Long	U.S. Treasury Ultra Long Bond, Sep-13	19,592,563	(750,203)
40	Long	U.S. Treasury 5 yr. Note, Sep-13	4,841,875	(45,156)
16	Short	U.S. Treasury Long Bond, Sep-13	(2,173,500)	(14,984)
198	Short	U.S. Treasury 10 yr. Note, Sep-13	(25,059,375)	371,964

		Net Unrealized Depreciation		$(461,442)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

Credit Default Swap Agreements Open at June 30, 2013:
SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION† (unaudited)
Barclays Bank Alcoa, Inc.	Buy	$800	1.00	%	9/20/18	$(2,812)	$83,646	$80,834	BBB-
JPMorgan Chase CDX.NA.IG. 20	Sell	360	1.00		6/20/18	(1,921)	4,222	2,301	NR
JPMorgan Chase CDX.NA.IG. 20	Sell	1,750	1.00		6/20/18	1,523	9,666	11,189	NR
JPMorgan Chase Kohl’s Corporation	Buy	950	1.00		6/20/18	(38,867)	53,992	15,125	BBB+

Total Credit Default Swaps		$3,860				$(42,077)	$151,526	$109,449

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at June 30, 2013:
SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$1,950	3 Month LIBOR	Receive	2.04	%	02/13/23	$87,604
Deutsche Bank	1,770	3 Month LIBOR	Receive	2.80		05/01/43	216,806
Deutsche Bank	6,660	3 Month LIBOR	Receive	3.03		05/14/43	526,612
Goldman Sachs	1,900	3 Month LIBOR	Receive	2.42		03/22/22	(3,329)
JPMorgan Chase	922	3 Month LIBOR	Receive	2.43		03/22/22	(2,813)
JPMorgan Chase	3,890	3 Month LIBOR	Receive	2.09		02/15/23	157,126
Royal Bank of Canada	2,340	3 Month LIBOR	Receive	2.06		02/06/23	99,733

		Net Unrealized Appreciation					$1,081,739

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations

EUR	Euro.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ¡ June 30, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$161,206,984	$—	$161,206,984
Asset-Backed Securities	—	2,380,673	—	2,380,673
Total Fixed Income Securities	—	163,587,657	—	163,587,657
Convertible Preferred Stocks	1,670,997	—	—	1,670,997
Short-Term Investment – U.S. Treasury Securities	—	596,944	—	596,944
Foreign Currency Forward Exchange Contracts	—	319	—	319
Futures Contracts	371,964	—	—	371,964
Credit Default Swap Agreements	—	1,523	—	1,523
Interest Rate Swap Agreements	—	1,087,881	—	1,087,881
Total Assets	2,042,961	165,274,324	—	167,317,285
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,025)	—	(2,025)
Futures Contracts	(833,406)	—	—	(833,406)
Credit Default Swap Agreements	—	(43,600)	—	(43,600)
Interest Rate Swap Agreements	—	(6,142)	—	(6,142)
Total Liabilities	(833,406)	(51,767)	—	(885,173)
Total	$1,209,555	$165,222,557	$—	$166,432,112

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 19, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 19, 2013